Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2023
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
(8)
Mortgage Servicing Rights

During the first quarter of 2022, the Company began selling a portfolio of residential mortgage loans to a third party, while retaining the rights to service the loans. Mortgage loans serviced for others are not reported as assets. The principal balances of these loans as of December 31, 2023 and December 31, 2022 are as follows:

	In Thousands
	December 31, 2023	December 31, 2022
Mortgage loan portfolios serviced for:
FHLMC	$99,441	85,742

For the years ended December 31, 2023 and 2022, the change in carrying value of the Company's mortgage servicing rights accounted for under the amortization method was as follows:

	In Thousands
	December 31, 2023	December 31, 2022
Balance at beginning of period	$1,065	—
Servicing rights retained from loans sold	245	1,597
Amortization	(227)	(532)
Valuation Allowance Provision	—	—
Balance at end of period	$1,083	1,065
Fair value, end of period	$1,398	1,252

The key data and assumptions used in estimating the fair value of the Company's mortgage servicing rights as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Prepayment speed	7.92%	7.18%
Weighted-average life (in years)	8.55	8.98
Weighted-average note rate	4.73%	4.34%
Weighted-average discount rate	9.00%	9.00%